Income taxes (Schedule Of Reconciliation Of The Beginning And Ending Balance Of The Liability For Unrecognized Tax Benefits) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits, beginning balance	€ 22,511	€ 21,749	€ 20,057
Deconsolidation ASMPT	(22,325)
Gross increases—tax positions in current year	0	1,157	950
Foreign currency translation effect	(186)	(395)	742
Unrecognized tax benefits, ending balance	€ 0	€ 22,511	€ 21,749